Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial Instruments

Note 18 – Financial Instruments

Financial instruments as of the dates indicated were as follows (dollars in thousands):

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2012
Assets:
Cash and due from banks	$19,034	$19,034	$19,034	$—	$—
Securities available for sale	134,492	134,492	—	131,893	2,599
Federal Home Loan Bank and Federal
Reserve Bank stock	3,750	3,750	—	3,750	—
Loans held for sale	1,874	1,933	—	1,933	—
Loans, net	305,616	310,175	—	—	310,175

Liabilities:
Noninterest-bearing deposits	101,861	101,861	—	101,861	—
Interest-bearing deposits	322,338	323,457	—	323,457	—
Repurchase agreements	19,572	19,573	—	19,573	—
Federal Home Loan Bank advances	420	485	—	485	—

	Carrying Amount	Estimated Fair Value
December 31, 2011
Assets:
Cash and due from banks	$17,125	$17,125
Securities available for sale	114,276	114,276
Federal Home Loan Bank and Federal
Reserve Bank stock	3,749	3,749
Loans held for sale	1,262	1,262
Loans, net	314,914	319,017

Liabilities:
Noninterest-bearing deposits	78,263	78,263
Interest-bearing deposits	325,102	326,123
Repurchase agreements	21,869	21,083
Federal Home Loan Bank advances	8,447	8,664

The estimated fair values approximate the carrying amounts for all assets and liabilities except those described later in this paragraph. The methodology for determining the estimated fair value for securities available for sale is described in Note 19. The estimated fair value for loans is based on the rates charged at December 31 for new loans with similar maturities, applied until the loan is assumed to reprice or be paid. The allowance for loan losses is considered to be a reasonable estimate of discount for credit quality concerns. The estimated fair values for time deposits and FHLB advances are based on the rates paid at December 31 for new deposits or FHLB advances, applied until maturity. The estimated fair values for other financial instruments and off-balance sheet loan commitments are considered nominal.